Realignment Costs - Schedule of Realignment Costs (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Restructuring Cost and Reserve [Line Items]
Realignment costs	$ 10,012	$ (492)	$ (584)	$ 6,778
Cost of Sales [Member]
Restructuring Cost and Reserve [Line Items]
Realignment costs	1,598	(236)	(236)	1,101
Cost of Sales [Member] | Subscriptions and licenses
Restructuring Cost and Reserve [Line Items]
Realignment costs	50	(51)	(51)	256
Cost of Sales [Member] | Services
Restructuring Cost and Reserve [Line Items]
Realignment costs	1,548	(185)	(185)	845
Selling and Marketing Expense [Member]
Restructuring Cost and Reserve [Line Items]
Realignment costs	5,183	(263)	(263)	2,252
General and Administrative Expense [Member]
Restructuring Cost and Reserve [Line Items]
Realignment costs	2,321	86	86	45
Operating Expense [Member]
Restructuring Cost and Reserve [Line Items]
Realignment costs	8,414	(256)	(348)	5,677
Research and Development Expense [Member]
Restructuring Cost and Reserve [Line Items]
Realignment costs	$ 910	$ (79)	$ (171)	$ 3,380